Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	11 Months Ended
Feb. 02, 2013
Valuation Allowance [Line Items]
Valuation allowance, related to the international net operating loss carryforwards and other international deferred tax assets	$ 228
Net Operating loss carryforwards from international operations	160
Net Operating loss carryforwards from international operations expire in various years	117
U.S. federal net operating loss carryforwards which expire between 2021 and 2030	25
U.S. federal foreign tax credits which expire between 2015 and 2022	81
Decrease in the valuation allowance, related to the international net operating loss carryforwards and other international deferred tax assets	24
Unremitted earnings of foreign operations considered indefinitely reinvested	2,532
Capital Loss Carryforward [Member]
Valuation Allowance [Line Items]
Valuation allowance, related to the international net operating loss carryforwards and other international deferred tax assets	4
International [Member] | Valuation Allowance, Operating Loss Carryforwards [Member]
Valuation Allowance [Line Items]
Valuation allowance, related to the international net operating loss carryforwards and other international deferred tax assets	149
United States [Member]
Valuation Allowance [Line Items]
Valuation allowance, related to the international net operating loss carryforwards and other international deferred tax assets	$ 75